Borrowings - Long-Term Debt Obligations (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Long-Term Debt Obligations:
June 30, 2021	$ 102,608
June 30, 2022	757,620
June 30, 2023	67,364
June 30, 2024	92,908
June 30, 2025	32,144
June 30, 2026 and thereafter	121,263
Total	$ 1,173,907	$ 1,187,138